Stock-Based Compensation (Details 8) (Restricted Stock Units RSU and Performance Stock Units PSU, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Fair Value
Granted (In dollars per share)	$ 13,780.00	$ 14,780.00	$ 10,100.00
Performance Stock Units Psu Subject to Market Condition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares)	678,000
Granted (in shares)	1,846,014
Vested (Shares)	(125,000)
Forfeited or Expired (Shares)	(100,000)
Nonvested at the end of the period (in shares)	2,299,000
Weighted-Average Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 13,340.00
Granted (In dollars per share)	$ 11,890.00
Vested (In dollars per share)	$ 14,600.00
Forfeited or Expired (In dollars per share)	$ 11,870.00
Nonvested at the end of the period (in dollars per share)	$ 12,180.00
Outstanding at January 1, 2012 Aggregate Intrinsic Value (In thousands of dollars)	$ 7,946
Outstanding at December 31, 2012 Aggregate Intrinsic Value (In thousands of dollars)	$ 37,399